CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents		$ 7,242	$ 6,716
Restricted deposits	[1]	180	89
Short-term bank deposits		22,036	16,828
Trade receivables		4,107	560
Inventories		1,613	1,680
Other receivables		444	6,840
CURRENT ASSETS, TOTAL		35,622	32,713
LONG-TERM ASSETS:
Long term deposits and prepaid expenses		6	48
Property, plant and equipment, net		2,304	2,020
Right of-use assets, net		2,229
Intangible assets, net		429	495
LONG-TERM ASSETS, TOTAL		4,968	2,563
ASSETS, TOTAL		40,590	35,276
CURRENT LIABILITIES:
Current maturities of long-term liabilities and leases		569	146
Trade payables and accrued expenses		4,067	2,715
Other payables		5,737	2,036
CURRENT LIABILITIES, TOTAL		10,373	4,897
LONG-TERM LIABILITIES:
Deferred revenues		1,135	1,158
Liabilities in respect of IIA grants		6,811	7,568
Contingent consideration for purchase of shares		4,853	6,330
Liability in respect of discontinued operation			6,003
Lease liabilities		2,006	0
Severance pay liability, net		243	348
LONG TERM LIABILITIES, TOTAL		15,048	21,407
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: Authorized: 50,000,000 shares as of December 31, 2019 and 37,244,508 December 31, 2018; Issued and Outstanding 27,202,795 shares as of December 31, 2019 and 27,178,839 shares as of December 31, 2018		75	75
Share premium		140,871	139,637
Foreign currency translation adjustments		(17)	(25)
Accumulated deficit		(125,760)	(130,715)
SHAREHOLDERS' EQUITY, TOTAL		15,169	8,972
LIABILITIES AND SHAREHOLDERS' EQUITY, TOTAL		$ 40,590	$ 35,276

[1]	Restricted bank deposit which may be used only when certain conditions are met.